UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

The Russell Mid Cap Value Index returned +24.75% in the year 2010. All ten sectors in the Index were up for the period, with the Energy (+39.56%) and Telecommunication Services (+36.40%) sectors gaining the most ground. The top-weighted Financials (+25.83%) sector was the biggest positive contributor (weight times performance) to Index returns.

Returns to the investment themes were mixed for the period. Profitability detracted most from the relative performance. On the upside, Valuation contributed positively to the excess returns, followed by Management, Sentiment, Momentum and Quality. Despite the positive performance from our investment themes, most of the short fall was due to stock specific/ residual factors.

Among sectors, stock selection was negative overall. Holdings in the Consumer Discretionary, Financials and Materials sectors were least successful relative to their peers in the benchmark for the period. Meanwhile, stock picks in the Industrials and Energy sectors outpaced their peers in the benchmark most.

On an individual stock level, overweight positions in Seagate Technology, Dish Network and Lorillard detracted most from relative performance. On the upside, overweight positions in Cimarex Energy, Timken and Valero Energy were among the biggest positive contributors to excess returns.

We did not implement any process enhancements during the first quarter of 2010.

During the third quarter of 2010, we implemented several enhancements to our US equity models. First, we introduced a signal within our Profitability theme that seeks to gain exposure to companies that have an attractive product mix across regions. We also added a new signal to our Momentum. The new signal helps link the economically related companies which are identified using a composite of sources including regulatory filings, corporate disclosures and information from strategic alliances. We believe that these enhancements will further add value to our process over time.

During the fourth quarter of 2010, we implemented two major enhancements to our US stock selection model and process. First, we made an improvement to our quantitative portfolio construction methodology that we believe will enable us to tailor the Portfolio’s trading to reflect the diverse spectrum of signal speeds. Selecting appropriate implementation speeds for each signal improves overall net performance. As a result, we believe exposures to virtually all signals will likely improve. Second, we implemented a significant enhancement and diversification to our factor set by adding new signals across our investment themes. These signals tend to overweight stocks with three general features: strong and stable growth prospects, lower risk of financial distress which are also inexpensive, and attractive buyout opportunities. We believe that these enhancements will further add value to our process over different parts of an economic cycle. They also incorporate tactical elements to time opportunities across and within sectors, over time.

We strongly believe that investors will use fundamentally-based criteria to form their portfolios. That is, investors will choose to overweight those stocks with less expensive valuations, higher quality earnings, and higher profitability. We stand behind our investment philosophy that sound economic investment principles, coupled with a disciplined quantitative approach, can provide strong, uncorrelated returns over the long-term. Our research agenda is robust and we continue to enhance our existing models, add new proprietary forecasting signals, and improve our trading execution in order to provide the most value possible to our clients.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Russell MidCap Value Index
	10,000.00	10,000.00
2008*	6,350.00	6,116.00
2009	8,208.65	8,208.28
2010	10,054.43	10,239.83

*The Portfolio’s inception date was May 15, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Since Inception (5/15/08)
22.49%	0.20%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2010

Sector	% of Portfolio Investments
Communications	4.54%

Consumer Products & Services	17.08%
Financial Services	26.67%
Health Care Related	5.41%
Industrial Products & Services	8.23%
Natural Resources	16.42%
Technology	7.53%
Transportation	4.10%
Utilities	10.02%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$ 1,000.00	$ 1,239.45	$ 7.06

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.90	$ 6.36

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim MidCap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

COMMONSTOCK

Shares		Value ($)

Aerospace & Defense — 0.45%
3,221	L-3 Communications Holdings Inc	227,048
9,816	Rockwell Collins Inc	571,880
		$798,928

Agriculture — 0.57%
12,732	Bunge Ltd	834,201
3,695	Corn Products International Inc	169,970
		$1,004,171

Airlines — 2.10%
28,093	Alaska Air Group Inc *	1,592,592
11,669	Copa Holdings SA Class A	686,604
215,442	JetBlue Airways Corp *	1,424,072
		$3,703,268

Auto Parts & Equipment — 1.87%
21,104	Autoliv Inc	1,665,949
4,704	BorgWarner Inc *	340,381
16,924	Federal Mogul Corp *	349,481
16,541	TRW Automotive Holdings Corp *	871,711
1,119	WABCO Holdings Inc *	68,181
		$3,295,703

Banks — 4.99%
28,947	Comerica Inc	1,222,721
103,163	Fifth Third Bancorp	1,514,433
818	First Citizens BancShares Inc Class A	154,643
77,083	Fulton Financial Corp	797,038
52,585	KeyCorp	465,377
8,843	M&T Bank Corp	769,783
189,217	Popular Inc *	594,141
69,390	Regions Financial Corp	485,730
84,420	SunTrust Banks Inc	2,491,235
20,012	TCF Financial Corp	296,378
		$8,791,479

Biotechnology — 0.51%
725	Bio-Rad Laboratories Inc Class A *	75,291
9,925	Cephalon Inc *	612,572
9,260	Myriad Genetics Inc *	211,498
		$899,361

Broadcast/Media — 2.47%
38,678	CBS Corp Class B	736,816
9,426	Clear Channel Outdoor Holdings Inc Class A *	132,341
105,651	DISH Network Corp Class A *	2,077,099
5,055	Liberty Media Corp - Starz Series A *	336,056

9,992	Scripps Networks Interactive Inc	517,086
20,385	Virgin Media Inc	555,287
		$4,354,685

Building Materials — 0.28%
11,433	Armstrong World Industries Inc	491,619
		$491,619

Chemicals — 2.37%
5,084	Ashland Inc	258,572
12,450	Cabot Corp	468,743
5,343	Cytec Industries Inc	283,500
19,112	Eastman Chemical Co	1,606,937
72,756	Huntsman Corp	1,135,721
8,190	Scotts Miracle-Gro Co Class A	415,806
		$4,169,279

Communications - Equipment — 0.51%
18,095	EchoStar Corp Class A *	451,833
2,785	Polycom Inc *	108,559
49,758	Tellabs Inc	337,359
		$897,751

Computer Hardware & Systems — 0.80%
4,097	Lexmark International Inc Class A *	142,658
26,632	Teradata Corp *	1,096,173
4,939	Western Digital Corp *	167,432
		$1,406,263

Computer Software & Services — 1.56%
13,886	AOL Inc *	329,237
2,622	Citrix Systems Inc *	179,371
1,257	McAfee Inc *	58,212
5,450	Red Hat Inc *	248,793
5,473	Salesforce.com Inc *	722,436
17,250	Synopsys Inc *	464,198
23,009	VeriSign Inc	751,703
		$2,753,950

Conglomerates — 0.17%
7,493	Carlisle Cos Inc	297,772
		$297,772

Containers — 0.35%
3,434	AptarGroup Inc	163,355
13,521	Sonoco Products Co	455,252
		$618,607

Cosmetics & Personal Care — 0.07%
1,690	Herbalife Ltd	115,545
		$115,545

Distributors — 0.31%
3,518	Genuine Parts Co	180,614
1,773	MSC Industrial Direct Co Inc Class A	114,695
4,617	WESCO International Inc *	243,778
		$539,087

Electric Companies — 3.17%
14,667	DPL Inc	377,089
40,553	Edison International	1,565,345
11,556	FirstEnergy Corp	427,803
7,136	Great Plains Energy Inc	138,367
12,256	Northeast Utilities	390,721
16,063	NV Energy Inc	225,685
34,910	Pinnacle West Capital Corp	1,447,020
10,067	PNM Resources Inc	131,072
9,868	PPL Corp	259,726
10,304	Progress Energy Inc	448,018
6,497	Westar Energy Inc	163,465
		$5,574,311

Electronic Instruments & Equipment — 3.22%
4,163	Arrow Electronics Inc *	142,583
12,481	Avnet Inc *	412,247
1,276	Dolby Laboratories Inc *	85,109
8,431	General Cable Corp *	295,844
54,392	Ingram Micro Inc Class A *	1,038,343
12,273	National Instruments Corp	461,956
22,309	Rockwell Automation Inc	1,599,778
8,419	Tech Data Corp *	370,604
79,835	Vishay Intertechnology Inc *	1,171,978
4,777	Vishay Precision Group Inc *	89,999
		$5,668,441

Electronics - Semiconductor — 1.47%
9,857	Advanced Micro Devices Inc *	80,630
23,896	Fairchild Semiconductor International Inc *	373,017
136,621	Integrated Device Technology Inc *	909,895
30,376	LSI Corp *	181,952
8,090	Marvell Technology Group Ltd *	150,070
111,335	Micron Technology Inc *	892,907
		$2,588,471

Engineering & Construction — 0.67%
4,580	Fluor Corp	303,471
10,292	KBR Inc	313,597
13,678	URS Corp *	569,142
		$1,186,210

Financial Services — 2.69%
23,996	CIT Group Inc *	1,130,211
36,888	Federated Investors Inc Class B	965,359
8,756	Legg Mason Inc	317,580
2,331	Leucadia National Corp	68,019
30,288	Moody’s Corp	803,844
28,052	SEI Investments Co	667,357
12,081	T Rowe Price Group Inc	779,708
		$4,732,078

Food & Beverages — 3.60%
12,131	Campbell Soup Co	421,552
24,277	ConAgra Foods Inc	548,175
4,571	Flowers Foods Inc	123,006
41,561	Hormel Foods Corp	2,130,417
5,514	Lancaster Colony Corp	315,401
3,238	Molson Coors Brewing Co Class B	162,515

20,533	Safeway Inc	461,787
126,498	Tyson Foods Inc Class A	2,178,295
		$6,341,148

Gold, Metals & Mining — 1.17%
24,017	Reliance Steel & Aluminum Co	1,227,268
4,676	Schnitzer Steel Industries Inc Class A	310,440
14,755	Titanium Metals Corp *	253,491
2,109	Walter Energy Inc	269,615
		$2,060,814

Health Care Related — 2.42%
56,595	Coventry Health Care Inc *	1,494,108
35,920	Health Net Inc *	980,257
32,526	Humana Inc *	1,780,473
		$4,254,838

Hotels/Motels — 0.29%
13,155	Choice Hotels International Inc	503,442
		$503,442

Household Goods — 3.07%
32,379	Garmin Ltd	1,003,425
20,116	Harman International Industries Inc *	931,371
50,362	Leggett & Platt Inc	1,146,239
29,544	Mohawk Industries Inc *	1,676,918
7,240	Whirlpool Corp	643,129
		$5,401,082

Independent Power Producer — 0.86%
13,350	Constellation Energy Group Inc	408,911
56,610	NRG Energy Inc *	1,106,159
		$1,515,070

Insurance Related — 8.39%
2,963	Allied World Assurance Co Holdings Ltd	176,121
4,113	American National Insurance Co	352,155
49,228	Aspen Insurance Holdings Ltd	1,408,905
30,164	Assurant Inc	1,161,917
10,931	Axis Capital Holdings Ltd	392,204
26,914	CNA Financial Corp *	728,024
12,006	Endurance Specialty Holdings Ltd	553,116
12,914	Everest Re Group Ltd	1,095,365
9,015	Fidelity National Financial Inc	123,325
11,711	Hartford Financial Services Group Inc	310,224
28,158	Lincoln National Corp	783,074
9,311	Mercury General Corp	400,466
46,174	Old Republic International Corp	629,352
6,763	OneBeacon Insurance Group Ltd	102,527
4,926	PartnerRe Ltd	395,804
26,854	Progressive Corp	533,589
24,683	Protective Life Corp	657,555
9,704	RenaissanceRe Holdings Ltd	618,048
5,693	Symetra Financial Corp	77,994
96,364	Unum Group	2,333,937
4,240	White Mountains Insurance Group Ltd	1,422,945
9,462	WR Berkley Corp	259,070
11,938	XL Group PLC	260,487
		$14,776,204

Leisure & Entertainment — 0.42%
19,833	Boyd Gaming Corp *	210,230
2,453	Polaris Industries Inc	191,383
3,191	Wynn Resorts Ltd	331,353
		$732,966

Machinery — 4.27%
13,071	AGCO Corp *	662,177
8,086	Cummins Inc	889,541
18,206	Eaton Corp	1,848,090
6,700	Lincoln Electric Holdings Inc	437,309
19,690	Oshkosh Corp *	693,876
3,969	Parker Hannifin Corp	342,525
32,781	Timken Co	1,564,637
6,198	Toro Co	382,045
26,206	Trinity Industries Inc	697,342
		$7,517,542

Medical Products — 1.37%
134,550	Boston Scientific Corp *	1,018,543
21,665	CareFusion Corp *	556,791
19,462	Hill-Rom Holdings Inc	766,219
2,706	Masimo Corp	78,663
		$2,420,216

Miscellaneous — 0.07%
4,609	Cintas Corp	128,868
		$128,868

Oil & Gas — 11.99%
43,385	Cimarex Energy Co	3,840,873
3,156	Dresser-Rand Group Inc *	134,414
7,810	Dril-Quip Inc *	606,993
39,266	Exterran Holdings Inc *	940,421
15,139	Murphy Oil Corp	1,128,612
31,557	Nabors Industries Ltd *	740,327
885	Noble Energy Inc	76,181
21,711	Oil States International Inc *	1,391,458
6,356	Patterson-UTI Energy Inc	136,972
9,473	Peabody Energy Corp	606,083
18,473	QEP Resources Inc	670,755
2,399	SEACOR Holdings Inc	242,515
23,698	SM Energy Co	1,396,523
47,402	Sunoco Inc	1,910,774
102,133	Tesoro Corp	1,893,546
233,621	Valero Energy Corp	5,401,316
		$21,117,763

Paper & Forest Products — 1.77%
4,731	Domtar Corp	359,178
54,253	International Paper Co	1,477,851
37,256	MeadWestvaco Corp	974,617
15,755	Weyerhaeuser Co	298,242
		$3,109,888

Personal Loans — 0.05%
4,962	Discover Financial Services	91,946
		$91,946

Pharmaceuticals — 1.09%
34,537	Forest Laboratories Inc *	1,104,493
58,111	King Pharmaceuticals Inc *	816,460
		$1,920,953

Printing & Publishing — 0.26%
26,160	RR Donnelley & Sons Co	457,015
		$457,015

Real Estate — 10.44%
8,450	AMB Property Corp REIT	267,950
27,535	Annaly Capital Management Inc REIT	493,427
35,773	AvalonBay Communities Inc REIT	4,026,252
3,988	Boston Properties Inc REIT	343,367
53,548	BRE Properties Inc REIT	2,329,338
7,653	Federal Realty Investment Trust REIT	596,398
32,456	HCP Inc REIT	1,194,056
7,588	Health Care Inc REIT	361,492
2,407	Hospitality Properties Trust REIT	55,457
19,147	Host Hotels & Resorts Inc REIT	342,157
4,123	Howard Hughes Corp *	224,374
3,222	Jones Lang LaSalle Inc	270,390
29,377	Liberty Property Trust REIT	937,714
15,456	Mack-Cali Realty Corp REIT	510,975
28,950	Nationwide Health Properties Inc REIT	1,053,201
47,017	Plum Creek Timber Co Inc REIT	1,760,787
43,367	Rayonier Inc REIT	2,277,635
10,122	Realty Income Corp REIT	346,172
19,018	Regency Centers Corp REIT	803,320
8,447	Senior Housing Properties Trust REIT	185,327
		$18,379,789

Restaurants — 0.38%
609	Chipotle Mexican Grill Inc *	129,510
2,614	Panera Bread Co Class A *	264,563
57,713	Wendy’s/Arby’s Group Inc	266,634
		$660,707

Retail — 2.83%
1,333	Advance Auto Parts Inc	88,178
15,092	AutoNation Inc *	425,594
9,814	Big Lots Inc *	298,934
3,846	Dollar Tree Inc *	215,684
44,399	Expedia Inc	1,113,971
2,635	Family Dollar Stores Inc	130,986
2,873	Foot Locker Inc	56,368
71,962	Liberty Media Corp - Interactive Series A *	1,134,841
7,296	Limited Brands Inc	224,206
567	Netflix Inc *	99,622
31,946	Saks Inc *	341,822
1,060	Sherwin-Williams Co	88,775
8,291	Urban Outfitters Inc *	296,901
13,077	Williams-Sonoma Inc	466,718
		$4,982,600

Savings & Loans — 1.41%
111,761	Hudson City Bancorp Inc	1,423,835
46,168	New York Community Bancorp Inc	870,267
10,655	Washington Federal Inc	180,283
		$2,474,385

Specialized Services — 1.65%
8,568	Amdocs Ltd *	235,363
6,481	Computer Sciences Corp	321,458
25,095	Manpower Inc	1,574,962
29,458	NeuStar Inc *	767,381
		$2,899,164

Telephone & Telecommunications — 1.54%
5,418	CenturyTel Inc	250,149
190,226	Qwest Communications International Inc	1,447,620
10,137	Telephone & Data Systems Inc	370,507
12,818	United States Cellular Corp *	640,131
		$2,708,407

Textiles — 0.33%
7,123	Fossil Inc *	502,029
1,305	Under Armour Inc Class A *	71,566
		$573,595

Tobacco — 2.45%
52,448	Lorillard Inc	4,303,883
		$4,303,883

Transportation — 0.11%
8,643	Werner Enterprises Inc	195,332
		$195,332

Utilities — 6.72%
81,275	Ameren Corp	2,291,142
12,567	Atmos Energy Corp	392,090
34,101	DTE Energy Co	1,545,457
17,306	Energen Corp	835,188
45,453	Integrys Energy Group Inc	2,204,925
54,188	MDU Resources Group Inc	1,098,391
129,038	NiSource Inc	2,273,650
4,943	Sempra Energy	259,409
10,068	TECO Energy Inc	179,210
13,185	UGI Corp	416,382
13,876	Xcel Energy Inc	326,780
		$11,822,624

Water — 0.11%
7,403	American Water Works Co Inc	187,222
		$187,222

TOTAL COMMON STOCK — 99.66%		$175,424,442
(Cost $134,814,977)

TOTAL INVESTMENTS — 99.66%		$175,424,442
(Cost $134,814,977)

OTHER ASSETS & LIABILITIES — 0.34%		$602,347

TOTAL NET ASSETS — 100%		$176,026,789

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

At December 31, 2010, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 400 Emini Long Futures	13	$1,176,890	March 2011	$4,030

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (1)	$175,424,442
Cash	2,076,327
Margin deposits	78,000
Dividends receivable	192,048
Subscriptions receivable	308,846

Total assets	178,079,663

LIABILITIES:
Due to investment adviser	187,118
Redemptions payable	1,857,589
Variation margin on futures contracts	8,167

Total liabilities	2,052,874

NET ASSETS	$176,026,789

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,803,371
Additional paid-in capital	171,256,668
Net unrealized appreciation on investments and futures contracts	40,613,495
Accumulated net realized loss on investments and futures contracts	(37,646,745)

NET ASSETS	$176,026,789

NET ASSET VALUE PER OUTSTANDING SHARE	$9.76

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	18,033,707

(1) Cost of investments in securities	$134,814,977

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$381
Income from securities lending	12
Dividends	3,956,425

Total income	3,956,818

EXPENSES:
Management fees	2,153,577

NET INVESTMENT INCOME	1,803,241

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	21,692,197
Net realized loss on futures contracts	(80,794)
Change in net unrealized appreciation on investments	13,675,917
Change in net unrealized appreciation on futures contracts	4,030

Net realized and unrealized gain on investments	35,291,350

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,094,591

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,803,241	$2,158,902
Net realized gain (loss) on investments	21,692,197	(26,734,684)
Net realized gain (loss) on futures contracts	(80,794)	231,411
Change in net unrealized appreciation on investments	13,675,917	74,437,858
Change in net unrealized appreciation on futures contracts	4,030	(8,432)

Net increase in net assets resulting from operations	37,094,591	50,085,055

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,739,541)	(1,829,516)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	81,869,189	70,486,413
Reinvestment of distributions	1,739,541	1,829,516
Redemptions of shares	(134,970,468)	(101,202,458)

Net decrease in net assets resulting from share transactions	(51,361,738)	(28,886,529)

Total increase (decrease) in net assets	(16,006,688)	19,369,010

NET ASSETS:
Beginning of period	192,033,477	172,664,467

End of period	$176,026,789	$192,033,477

OTHER INFORMATION:

SHARES:
Sold	9,715,366	10,851,854
Issued in reinvestment of distributions	190,761	267,905
Redeemed	(15,737,789)	(14,706,748)

Net decrease	(5,831,662)	(3,586,989)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,		Period Ended December 31,
	2010	2009	2008 +

Net Asset Value, Beginning of Period	$8.05	$6.29	$10.00

Income from Investment Operations

Net investment income	0.09	0.07	0.06
Net realized and unrealized gain (loss)	1.71	1.76	(3.71)

Total Income (Loss) From Investment Operations	1.80	1.83	(3.65)

Less Distributions

From net investment income	(0.09)	(0.07)	(0.06)

Net Asset Value, End of Period	$9.76	$8.05	$6.29

Total Return ±	22.49%	29.27%	(36.50%)	^

Net Assets, End of Period ($000)	$176,027	$192,033	$172,664

Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	*

Ratio of Net Investment Income to Average Net Assets	1.05%	1.22%	1.50%	*

Portfolio Turnover Rate	52.76%	165.82%	100.57%	^

+	The portfolio commenced operations on May 15, 2008.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission on December 31, 2010, but were not yet capitalized. Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:

Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:

Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, 100% of the Portfolio’s investments are valued using Level 1 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $89,446,611 and $140,792,012, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $137,027,744. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $40,557,506 and gross depreciation of securities in which there was an excess of tax cost over value of $2,160,808 resulting in net appreciation of $38,396,698.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$8,167

The effect of derivative instruments on the Statement of Operations for the year ended

December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized loss on futures contracts	($80,794)	Change in net unrealized appreciation on futures contracts	$4,030

The number of futures contracts held at December 31, 2010 is representative of futures contracts activity during the year ended December 31, 2010.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of December 31, 2010.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were from ordinary income in the amount of $1,739,541 and $1,829,516, respectively.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments	38,396,698
Capital loss carryforwards	(35,429,948)
Post-October losses	-

Tax composition of capital	$2,966,750

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $67,377 from paid-in capital to undistributed net investment income and $131,077 from undistributed net investment income to accumulated net realized loss on investments and futures contracts. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2010, the Portfolio utilized $20,505,224 of capital loss carryforwards.

At December 31, 2010, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $35,429,948, which expires in the year 2017.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim MidCap Value Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and for the period from May 15, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim MidCap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and for the period from May 15, 2008 (inception) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California
February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939)	Attorney, Law Firm of Zisman & Ingraham, P.C.
1982
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.    The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.    The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.              SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS	AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.              EXHIBITS.

(a)         (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011